Tradr 2X Long ENPH Daily ETF

SCHEDULE OF INVESTMENTS

As of December 31, 2025 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$4,281,303
TOTAL NET ASSETS — 100.0%	$4,281,303

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

		Pay/Receive					Premium	Unrealized
		Equity on		Pay/Receive	Termination	Notional	Paid	Appreciation
Counterparty	Description	Reference Entity	Financing Rate	Frequency	Date	Amount	(Received)	(Depreciation)
Clear Street	Enphase Energy, Inc.	Receive	10.65% (OBFR01* + 700bps)	At Maturity	10/20/2026	$7,384,921	$-	$(1,261,268)
Marex	Enphase Energy, Inc.	Receive	6.65% (OBFR01* + 300bps)	At Maturity	11/7/2026	804,184	-	145,383
TOTAL EQUITY SWAP CONTRACTS								$(1,115,885)

*	OBFR01 - Overnight Bank Funding Rate, 3.65% as of December 31, 2025.